Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Free Share X-Change Limited (Anguilla) [Member]
Subsequent Events

8.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events that occurred after September 30, 2019 up through the date of February 18, 2020, the Company issued audited consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. During this period, there was no subsequent event that required recognition or disclosure.

8.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events that occurred after March 31, 2019 up through the date of February 16, 2020, the Company issued audited consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. During this period, there was no subsequent event that required recognition or disclosure.